SHARE BASED PAYMENTS - Option activities under the 2020 plan (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 $ / shares	Dec. 31, 2024 USD ($)
SHARE-BASED PAYMENTS
Aggregate intrinsic value, Exercised	¥ 95	$ 13	¥ 272	¥ 32
Fair value of share options vested	16,259	$ 2,227	¥ 18,099	¥ 21,206
Weighted-average grant-date fair value of options granted ($ per share)					$ 0.36
Unrecognized share-based compensation expense	¥ 1,288					$ 176
Weighted-average vesting period	7 months 17 days	7 months 17 days